Pension And OPEB Plans (Funded Status) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	$ (3,500)	$ (3,307)	$ (3,201)
Fair value of assets at end of year	2,600	2,287	2,252
Funded status at end of year	(900)	(1,020)
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	(1,198)	(1,116)	(1,088)
Fair value of assets at end of year	149	143	$ 141
Funded status at end of year	$ (1,049)	$ (973)